Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale Of Accounts Receivable, Maximum Amount Under Agreement	$ 200.0
Sale Of Accounts Receivable Percent Paid At Sale	90.00%
Accounts Receivable, Reduction Due To Sale	$ 77.6	$ 60.9
Accounts Receivable Sold	657.4	72.8
Discount fee charged by financial institution	$ 1.4	$ 0.1